Operating Segmentation	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Operating Segmentation
Note 11: Operating Segmentation
Operating Groups
We conduct our business through three operating groups, each of which has a distinct mandate. Our operating groups are Personal and Commercial Banking (P&C) (comprised of Canadian Personal and Commercial Banking (Canadian P&C) and U.S. Personal and Commercial Banking (U.S. P&C)), BMO Wealth Management (BMO WM) and BMO Capital Markets (BMO CM), along with a Corporate Services unit.
For additional information refer to Note 25 of our annual consolidated financial statements for the year ended October 3
1, 2
023.
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended July 31, 2024	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	$2,253	$2,056	$326	$479	$(320)	$4,794
Non-interest revenue	655	397	1,113	1,187	46	3,398
Total Revenue	2,908	2,453	1,439	1,666	(274)	8,192
Provision for credit losses on impaired loans	353	368	1	92	14	828
Provision for (recovery of) credit losses on performing loans	35	26	(10)	36	(9)	78
Total provision for (recovery of) credit losses	388	394	(9)	128	5	906
Depreciation and amortization	151	239	65	75	-	530
Non-interest expense	1,109	1,253	904	972	71	4,309
Income (loss) before taxes and non-controlling interest in subsidiaries	1,260	567	479	491	(350)	2,447
Provision for (recovery of) income taxes	346	97	117	102	(80)	582
Reported net income (loss)	$914	$470	$362	$389	$(270)	$1,865
Non-controlling interest in subsidiaries	$-	$(3)	$-	$-	$3	$-
Net income (loss) attributable to bank shareholders	$914	$473	$362	$389	$(273)	$1,865
Average assets (3)	$329,786	$240,484	$65,428	$475,893	$274,275	$1,385,866

For the three months ended July 31, 2023	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	$2,061	$1,995	$357	$568	$(76)	$4,905
Non-interest revenue	655	419	1,168	895	10	3,147
Total Revenue	2,716	2,414	1,525	1,463	(66)	8,052
Provision for credit losses on impaired loans	197	117	1	1	17	333
Provision for (recovery of) credit losses on performing loans	62	87	6	9	(5)	159
Total provision for credit losses	259	204	7	10	12	492
Depreciation and amortization	143	252	71	84	-	550
Non-interest expense	1,101	1,299	919	991	712	5,022
Income (loss) before taxes	1,213	659	528	378	(790)	1,988
Provision for (recovery of) income taxes	332	157	132	83	(281)	423
Reported net income (loss)	$881	$502	$396	$295	$(509)	$1,565
Non-controlling interest in subsidiaries	$-	$2	$-	$-	$-	$2
Net income (loss) attributable to bank shareholders	$881	$500	$396	$295	$(509)	$1,563
Average assets (3)	$312,155	$229,427	$62,034	$453,798	$252,686	$1,310,100

(1)	Corporate Services includes Technology and Operations.
(2)
Operating groups report on a taxable equivalent basis (teb). Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes. Beginning January 1, 2024, we did not take the deduction for certain Canadian dividends received in BMO CM due to proposed legislation, and as a result, we no longer reported this revenue on a teb basis. This proposed legislation was enacted in the third quarter of fiscal 2024.

(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for three months ended July 31, 2024 are $1,260,434 million, including $323,768 million for Canadian P&C, $219,467 million for U.S. P&C, and $717,199 million for all other operating segments including Corporate Services (for three months ended July 31, 2023 - Total: $1,162,389 million, Canadian P&C: $297,976 million, U.S. P&C: $209,493 million and all other operating segments: $654,920 million).

 Certain comparative figures have been reclassified to conform with the current period’s presentation and for changes in accounting policy (Note 1).

(Canadian $ in millions)
For the nine months ended July 31, 2024	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	$6,548	$6,108	$973	$1,342	$(941)	$14,030
Non-interest revenue	1,957	1,188	3,187	3,574	(98)	9,808
Total Revenue	8,505	7,296	4,160	4,916	(1,039)	23,838
Provision for credit losses on impaired loans	886	839	10	164	60	1,959
Provision for (recovery of) credit losses on performing loans	195	126	(13)	(6)	(23)	279
Total provision for (recovery of) credit losses	1,081	965	(3)	158	37	2,238
Depreciation and amortization	439	723	198	226	-	1,586
Non-interest expense	3,247	3,676	2,746	2,965	852	13,486
Income (loss) before taxes and non-controlling interest in subsidiaries	3,738	1,932	1,219	1,567	(1,928)	6,528
Provision for (recovery of) income taxes	1,031	359	297	326	(508)	1,505
Reported net income (loss)	$2,707	$1,573	$922	$1,241	$(1,420)	$5,023
Non-controlling interest in subsidiaries	$-	$1	$-	$-	$5	$6
Net income (loss) attributable to bank shareholders	$2,707	$1,572	$922	$1,241	$(1,425)	$5,017
Average assets (3)	$324,846	$236,323	$63,877	$456,676	$271,060	$1,352,782

For the nine months ended July 31, 2023	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	$5,947	$5,530	$1,027	$1,860	$(624)	$13,740
Non-interest revenue	1,816	1,162	2,919	2,881	(1,578)	7,200
Total Revenue	7,763	6,692	3,946	4,741	(2,202)	20,940
Provision for (recovery of) credit losses on impaired loans	492	221	3	(2)	58	772
Provision for credit losses on performing loans	152	109	14	19	666	960
Total provision for credit losses	644	330	17	17	724	1,732
Depreciation and amortization	413	624	211	250	-	1,498
Non-interest expense	3,050	3,267	2,677	2,976	1,987	13,957
Income (loss) before taxes and non-controlling interest in subsidiaries	3,656	2,471	1,041	1,498	(4,913)	3,753
Provision for (recovery of) income taxes	1,005	573	246	345	(1,143)	1,026
Reported net income (loss)	$2,651	$1,898	$795	$1,153	$(3,770)	$2,727
Non-controlling interest in subsidiaries	$-	$2	$-	$-	$3	$5
Net income (loss) attributable to bank shareholders	$2,651	$1,896	$795	$1,153	$(3,773)	$2,722
Average assets (3)	$307,717	$204,519	$59,446	$463,156	$251,184	$1,286,022

(1)	Corporate Services includes Technology and Operations.
(2)
Operating groups report on a teb basis. Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes. Beginning January 1, 2024, we did not take the deduction for certain Canadian dividends received in BMO CM due to proposed legislation, and as a result, we no longer reported this revenue on a teb basis. This proposed legislation was enacted in the third quarter of fiscal 2024.

(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for nine months ended July 31, 2024 are $1,224,759 million, including $314,719 million for Canadian P&C, $215,821 million for U.S. P&C, and $694,219 million for all other operating segments including Corporate Services (for nine months ended July 31, 2023 - Total: $1,135,342 million, Canadian P&C: $293,614 million, U.S. P&C: $189,259 million and all other operating segments: $652,469 million).

 Certain comparative figures have been reclassified to conform with the current period’s presentation and for changes in accounting policy (Note 1).